LOANS - Financial leasing portfolio - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of loans and receivables [abstract]
Total gross rent payments receivable	$ 21,766,425	$ 21,464,510
Less amounts representing running costs (such as taxes, maintenance, insurances ,etc.,)	(544)	(660)
Plus, estimated residual amount of assets given for rental (without guarantee)	36,559	25,714
Gross investment in contracts of financial leasing	21,802,440	21,489,564
Less unrealized financial income	(8,526,643)	(7,957,194)
Net investment in contracts of financial leasing	13,275,797	13,532,370
Loss allowance of net investment in financial leasing	$ (678,367)	$ (804,942)